Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7. FAIR VALUE MEASUREMENTS
Financial Instruments
The financial instruments recorded in our Consolidated Balance Sheets include cash and cash equivalents (including money market funds and time deposits), restricted cash and cash equivalents, accounts receivable, marketable securities, equity and cost method investments, accounts payable and accrued expenses, acquisition-related contingent consideration and debt obligations. Included in cash and cash equivalents and restricted cash and cash equivalents are money market funds representing a type of mutual fund required by law to invest in low-risk securities (for example, U.S. government bonds, U.S. Treasury Bills and commercial paper). Money market funds pay dividends that generally reflect short-term interest rates. Due to their short-term maturity, the carrying amounts of non-restricted and restricted cash and cash equivalents (including money market funds and time deposits), accounts receivable, accounts payable and accrued expenses approximate their fair values.
At December 31, 2017 and 2016, the Company had combined restricted cash and cash equivalents of $324.4 million and $287.9 million, respectively, of which $320.5 million and $282.1 million, respectively, are classified as current assets and reported in our Consolidated Balance Sheets as Restricted cash and cash equivalents. The remaining amounts, which are classified as non-current assets, are reported in our Consolidated Balance Sheets as Other assets. Approximately $313.8 million and $276.0 million of our restricted cash and cash equivalents are held in QSFs for mesh-related matters at December 31, 2017 and 2016, respectively. See Note 14. Commitments and Contingencies for further information relating to the vaginal mesh liability.
Fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Marketable Securities
Equity securities consist of investments in the stock of publicly traded companies, the values of which are based on quoted market prices and thus represent Level 1 measurements within the above-defined fair value hierarchy. These securities are not held to support current operations and are therefore classified as non-current assets. Equity securities are included in Marketable securities in our Consolidated Balance Sheets at December 31, 2017 and December 31, 2016.
At the time of purchase, we classify our marketable securities as either available-for-sale securities or trading securities, depending on our intent at that time. Available-for-sale and trading securities are carried at fair value with unrealized holding gains and losses recorded within other comprehensive income or net income, respectively. The Company reviews any unrealized losses associated with available-for-sale securities to determine the classification as a “temporary” or “other-than-temporary” impairment. A temporary impairment results in an unrealized loss being recorded in other comprehensive income. An impairment that is viewed as other-than-temporary is recognized in net income. The Company considers various factors in determining the classification, including the length of time and extent to which the fair value has been less than the Company’s cost basis, the financial condition and near-term prospects of the issuer or investee, and the Company’s ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.
Acquisition-Related Contingent Consideration
The fair value of contingent consideration liabilities is determined using unobservable inputs; hence these instruments represent Level 3 measurements within the above-defined fair value hierarchy. These inputs include the estimated amount and timing of projected cash flows, the probability of success (achievement of the contingent event) and the risk-adjusted discount rate used to present value the probability-weighted cash flows. Subsequent to the acquisition date, at each reporting period, the contingent consideration liability is remeasured at current fair value with changes recorded in earnings. Changes in any of the inputs may result in a significant adjustment to fair value. See Recurring Fair Value Measurements below for additional information on acquisition-related contingent consideration.
Recurring Fair Value Measurements
The Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and December 31, 2016 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:
December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$439,831	$—	$—	$439,831
Time deposits	—	303,410	—	303,410
Equity securities	1,456	—	—	1,456
Total	$441,287	$303,410	$—	$744,697
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$70,543	$70,543
Acquisition-related contingent consideration—long-term	—	—	119,899	119,899
Total	$—	$—	$190,442	$190,442

	Fair Value Measurements at Reporting Date using:
December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$26,210	$—	$—	$26,210
Time deposits	—	100,000	—	100,000
Equity securities	2,267	—	—	2,267
Total	$28,477	$100,000	$—	$128,477
Liabilities:
Acquisition-related contingent consideration—short-term	$—	$—	$109,373	$109,373
Acquisition-related contingent consideration—long-term	—	—	152,740	152,740
Total	$—	$—	$262,113	$262,113

At December 31, 2017 and December 31, 2016, money market funds include $35.6 million and $26.2 million, respectively, in QSFs to be disbursed to mesh-related or other product liability claimants. Amounts in QSFs are considered restricted cash equivalents. See Note 14. Commitments and Contingencies for further discussion of our product liability cases. Our money market funds and equity securities are considered available-for-sale securities. The differences between the amortized cost and fair value of such securities were not material, individually or in the aggregate, at December 31, 2017 or December 31, 2016, nor were any of the related gross unrealized gains or losses.
Fair Value Measurements Using Significant Unobservable Inputs
The following table presents changes to the Company’s liability for acquisition-related contingent consideration, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Beginning of period	$262,113	$143,502
Amounts acquired	—	146,866
Amounts settled	(122,559)	(55,896)
Measurement period adjustments	—	3,700
Changes in fair value recorded in earnings	49,949	23,823
Effect of currency translation	939	118
End of period	$190,442	$262,113

At December 31, 2017, the fair value measurements of the contingent consideration obligations were determined using risk-adjusted discount rates ranging from 10% to 22%. Changes in fair value recorded in earnings related to acquisition-related contingent consideration are included in our Consolidated Statements of Operations as Acquisition-related and integration items, and amounts recorded for the short-term and long-term portions of acquisition-related contingent consideration are included in Accounts payable and accrued expenses and Other liabilities, respectively, in our Consolidated Balance Sheets.
The following table presents changes to the Company’s liability for acquisition-related contingent consideration during the year ended December 31, 2017 by acquisition (in thousands):

	Balance as of December 31, 2016	Acquisitions	Fair Value Adjustments and Accretion	Payments and Other	Balance as of December 31, 2017
Auxilium acquisition	$21,097	$—	$467	$(8,503)	$13,061
Lehigh Valley Technologies, Inc. acquisitions	96,000	—	40,016	(73,015)	63,001
VOLTAREN® Gel acquisition	118,395	—	18,586	(38,857)	98,124
Other	26,621	—	(9,120)	(1,245)	16,256
Total	$262,113	$—	$49,949	$(121,620)	$190,442

The following table presents changes to the Company’s liability for acquisition-related contingent consideration during the year ended December 31, 2016 by acquisition (in thousands):

	Balance as of December 31, 2015	Acquisitions	Fair Value Adjustments and Accretion	Payments and Other	Balance as of December 31, 2016
Qualitest acquisition	$1,137	$—	$(1,137)	$—	$—
Sumavel acquisition	631	—	(631)	—	—
Auxilium acquisition	26,435	—	8,952	(14,290)	21,097
Lehigh Valley Technologies, Inc. acquisitions	97,003	—	30,676	(31,679)	96,000
VOLTAREN® Gel acquisition	—	146,055	(18,807)	(8,853)	118,395
Other	18,296	4,511	4,770	(956)	26,621
Total	$143,502	$150,566	$23,823	$(55,778)	$262,113

Nonrecurring Fair Value Measurements
The Company’s financial assets and liabilities measured at fair value on a nonrecurring basis during the year ended December 31, 2017 were as follows (in thousands):

	Fair Value Measurements at Reporting Date using:			Total Expense for the Year Ended December 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Certain U.S. Branded Pharmaceuticals intangible assets (Note 10)	$—	$—	$34,326	$(76,674)
Certain U.S. Generic Pharmaceuticals intangible assets (Note 10)	—	—	367,160	(577,923)
Certain International Pharmaceuticals intangible assets (Note 10)	—	—	21,772	(145,360)
Certain property, plant and equipment (1)	—	—	—	(65,676)
Total	$—	$—	$423,258	$(865,633)
__________

(1)
Amounts relate primarily to an aggregate charge of $47.2 million recorded in connection with the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, which is described further in Note 4. Restructuring, and $11.9 million recorded following the initiation of held-for-sale accounting resulting from the Company’s June 30, 2017 definitive agreement to sell Somar, which is described in Note 3. Discontinued Operations and Assets and Liabilities Held for Sale.

Additionally, the Company recorded aggregate goodwill impairment charges during the year ended December 31, 2017 of $288.7 million. Refer to Note 10. Goodwill and Other Intangibles for further description of the impairment charges taken, including the valuation methodologies utilized.
The Company’s financial assets and liabilities measured at fair value on a nonrecurring basis during the year ended December 31, 2016 were as follows (in thousands):

	Fair Value Measurements at Measurement Date using:			Total Expense for the Year Ended December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Certain Astora property, plant and equipment (Note 3)	$—	$—	$—	$(5,041)
Certain U.S. Generic Pharmaceuticals property, plant and equipment	—	—	11,360	(13,679)
Certain U.S. Branded Pharmaceuticals intangible assets (Note 10)	—	—	4,621	(110,430)
Certain U.S. Generic Pharmaceuticals intangible assets (Note 10)	—	—	872,474	(676,776)
Certain International Pharmaceuticals intangible assets (Note 10)	—	—	139,313	(301,698)
Certain Astora intangible assets (Note 3)	—	—	—	(16,287)
Generics reporting unit goodwill (Note 10)	—	—	3,531,301	(2,342,549)
Paladin reporting unit goodwill (Note 10)	—	—	170,572	(272,578)
Somar reporting unit goodwill (Note 10)	—	—	24,044	(33,000)
Litha reporting unit goodwill (Note 10)	—	—	—	(26,343)
Other asset impairment charges	—	—	—	(4,112)
Total	$—	$—	$4,753,685	$(3,802,493)